Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable, Net
Schedule of trade accounts and notes receivable, net

	2023		2022
Trade accounts receivable	Ps.	9,905,609	Ps.	10,489,336
Allowance for expected credit losses		(1,774,151)		(2,032,034)
	Ps.	8,131,458	Ps.	8,457,302

Schedule of aging of analysis of the trade account and notes receivable past due

	2023		2022
1 to 90 days	Ps.	1,748,442	Ps.	2,350,853
91 to 180 days		1,062,010		1,066,211
More than 180 days		1,593,684		1,811,592

Schedule of carrying amount of trade accounts and notes receivable in foreign currencies

	2023		2022
U.S. dollar	Ps.	330,912	Ps.	338,123
Other currencies		660		6,077
At December 31	Ps.	331,572	Ps.	344,200

Schedule of loss allowance of trade accounts and notes receivables

	2023		2022
At January 1	Ps.	(2,032,034)	Ps.	(3,361,658)
Expected credit losses		(1,063,651)		(1,189,594)
Write-off of receivables		1,321,534		1,576,375
Reclassifications		—		(40,018)
Disposed operations		—		982,861
At December 31	Ps.	(1,774,151)	Ps.	(2,032,034)